Agreements - Expense Payments and Related Reimbursement Payments (Details) - USD ($) $ in Thousands	1 Months Ended																																					12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment Company, Financial Highlights [Line Items]
Expense Support from the Adviser																																						$ 45,915	$ 36,744	$ 16,762
Recoupment of Expense Support																																						22,519
Expense Support and Conditional Reimbursement Agreement | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Expense Support from the Adviser	$ 0	$ 0	$ 0	$ 9,708	$ 0	$ 5,655	$ 5,853	$ 4,915	$ 9,348	$ 10,436	$ 0	$ 0	$ 3,736	$ 3,911	$ 3,598	$ 5,402	$ 4,291	$ 1,164	$ 3,170	$ 2,437	$ 3,066	$ 2,194	$ 2,183	$ 1,592	$ 1,144	$ 1,637	$ 0	$ 1,636	$ 2,300	$ 2,502	$ 2,253	$ 1,312	$ 1,083	$ 916	$ 891	$ 1,088	$ 1,449
Base Management Fee and Income Based Fee Waived	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(1,132)	(727)	(569)	(458)	(144)	(216)	(398)	(129)
Recoupment of Expense Support	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(2,112)	(2,194)	(2,183)	(1,592)	(1,144)	(1,637)	0	(1,636)	(2,300)	(1,370)	(1,526)	(743)	(625)	(772)	(675)	(690)	(1,320)
Expense Support No Longer Eligible for Reimbursement	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Unreimbursed Expense Support	$ 0	$ 0	$ 0	$ 9,708	$ 0	$ 5,655	$ 5,853	$ 4,915	$ 9,348	$ 10,436	$ 0	$ 0	$ 3,736	$ 3,911	$ 3,598	$ 5,402	$ 4,291	$ 1,164	$ 3,170	$ 2,437	$ 954	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,736	$ 0
Ratio of Operating Expense to Average Net Assets for the Period	0.86%	0.76%	0.77%	0.80%	0.82%	0.88%	0.95%	0.80%	0.93%	0.91%	0.94%	0.81%	0.86%	0.95%	0.95%	0.96%	1.02%	1.01%	1.22%	1.18%	1.21%	1.49%	1.10%	1.20%	1.08%	1.18%	1.20%	1.66%	1.94%	1.16%	2.48%	2.47%	2.99%	3.63%	3.53%	4.56%	5.04%
Annualized Distribution per Share	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.5716	2.391	2.391	2.391	0	0	0	0	0	0	0	0